Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SECURIAN FUNDS TRUST
(the “Trust”)
SFT Index 500 Fund
(the “Fund”)
Supplement dated September 30, 2026 to the Prospectus of Securian Funds Trust, dated May 1, 2026, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of Securian Funds Trust, dated May 1, 2026, as supplemented to date (the “SAI”).
I.
The following is added as the last paragraph under the section titled “Summary: SFT Index 500 Fund – SFT Index 500 Fund: Principal Investment Strategies” in the Summary Prospectus, and as the last paragraph in the Fund’s respective sub‑section within the section titled “Detailed Fund Information” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
II.	The following is added to the Fund’s Summary Prospectus in the section titled “SFT Index 500 Fund: Principal Risks.”
Change in Diversification Status Risk: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

SFT Index 500 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SECURIAN FUNDS TRUST
(the “Trust”)
SFT Index 500 Fund
(the “Fund”)
Supplement dated September 30, 2026 to the Prospectus of Securian Funds Trust, dated May 1, 2026, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of Securian Funds Trust, dated May 1, 2026, as supplemented to date (the “SAI”).
I.
The following is added as the last paragraph under the section titled “Summary: SFT Index 500 Fund – SFT Index 500 Fund: Principal Investment Strategies” in the Summary Prospectus, and as the last paragraph in the Fund’s respective sub‑section within the section titled “Detailed Fund Information” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
II.	The following is added to the Fund’s Summary Prospectus in the section titled “SFT Index 500 Fund: Principal Risks.”
Change in Diversification Status Risk: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.